Christopher E. Palmer +1 202 346 4253 cpalmer@goodwinlaw.com	Goodwin Procter LLP 1900 N Street, NW Washington, DC 20036 goodwinlaw.com +1 202 346 4000

August 8, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Penn Insurance and Annuity Company

PIA Variable Annuity Account I

Initial Registration Statement on Form N-4

File Nos. 333-_____; 811-08720

Please find enclosed herewith an initial registration statement on Form N-4 filed on behalf of The Penn Insurance and Annuity Company (the “Company”) and its separate account, the PIA Variable Annuity Account I. The registration statement relates to a new individual variable contract, the Deferred Variable Annuity Contract.

We are providing our staff reviewer with courtesy copies of the prospectus, the statement of additional information, and the initial summary prospectus, all presented in composition format.

Thank you for your attention to this filing. If you have any comments or questions regarding this initial registration statement, please direct them to Will Lane at 202.346.4304 or WLane@goodwinlaw.com or me at 202.346.4253 or CPalmer@goodwinlaw.com. Additionally, if there is anything that can be provided to help facilitate your review, please contact Will or me.

Sincerely,

/s/ Christopher E. Palmer

Christopher E. Palmer